Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Securities available-for-sale	$ 352,660	$ 377,122
Securities held-to-maturity	5,335	13,861
Carrying Amount [Member]
Assets:
Cash and cash equivalents, fair value	85,876	84,994
Securities available-for-sale	352,660	377,122
Securities held-to-maturity	4,117	13,454
Other securities, fair value	13,343	11,463
Net loans	2,585,622	2,127,560
Accrued interest receivable	6,866	6,692
Derivative assets	3,538	14,012
Liabilities:
Deposits, fair value	2,785,133	2,409,316
Short-term debt	137,798	114,646
Long-term debt, fair value	16,495	16,495
Derivative liabilities	3,538	14,012
Fair Value [Member]
Assets:
Cash and cash equivalents, fair value	85,876	84,994
Securities available-for-sale	352,660	377,122
Securities held-to-maturity	5,335	13,861
Other securities, fair value	13,343	11,463
Net loans	2,609,524	2,162,856
Accrued interest receivable	6,866	6,692
Derivative assets	3,538	14,012
Liabilities:
Deposits, fair value	2,793,620	2,423,511
Short-term debt	137,801	114,648
Long-term debt, fair value	16,495	16,462
Derivative liabilities	3,538	14,012
Level 1 [Member]
Assets:
Cash and cash equivalents, fair value	85,876	84,994
Securities available-for-sale	6,158	5,959
Accrued interest receivable	6,866	6,692
Liabilities:
Deposits, fair value	1,707,527	1,489,970
Level 2 [Member]
Assets:
Securities available-for-sale	342,615	368,778
Securities held-to-maturity	5,335	13,861
Other securities, fair value	13,343	11,463
Derivative assets	3,538	14,012
Liabilities:
Deposits, fair value	1,086,093	933,541
Short-term debt	137,801	114,648
Long-term debt, fair value	16,495	16,462
Derivative liabilities	3,538	14,012
Level 3 [Member]
Assets:
Securities available-for-sale	3,887	2,385
Net loans	$ 2,609,524	$ 2,162,856